Related party transactions (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Related Party Transaction [Line Items]
Total	$ 2,652,882	$ 122,800
Yefang Zhang
Related Party Transaction [Line Items]
Total	2,652,882	0
FarmNet Limited
Related Party Transaction [Line Items]
Total	$ 0	$ 122,800